TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES	TRADE PAYABLES AND ACCRUED LIABILITIES

As at December 31
($ millions)	2018	2017
Trade payables	519	465
Other payables & accrued liabilities	284	212
Total current trade and accrued liabilities	803	677